UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  DECEMBER  31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       HANAWALT ASSOCIATES LLC
Address:    645 MADISON AVENUE, 6TH FLOOR
            NEW YORK, NEW YORK 10022

Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       LAWRENCE S. PIDGEON
Title:      MEMBER - HANAWALT ASSOCIATES LLC
Phone:      (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON           NEW YORK, NEW YORK            FEBRUARY 3, 2009
-----------------------           ------------------            ----------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          12
                                                 -----------
Form 13F Information Table Value Total:          $388,407
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                 NONE

                                TITLE             MARKET
                                 OF               VALUE(USD)  SHARE/PRN  SHARE/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS  CUSIP      (X1000)     AMOUNT     PRN     CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
AARON RENTS INC CMN             COM    002535201   22,644     850,627    SH            Sole                  850,627
AARON RENTS INC A CMN CLASS A   COM    002535300   5,986      272,700    SH            Sole                  272,700
AMERICAN EXPRESS CO. CMN        COM    025816109   46,998     2,533,565  SH            Sole                  2,533,565
ANIXTER INTERNATIONAL INC CMN   COM    035290105   4,292      142,500    SH            Sole                  142,500
BED BATH & BEYOND INC. CMN      COM    075896100   140,468    5,525,875  SH            Sole                  5,525,875
CARMAX, INC. CMN                COM    143130102   29,359     3,725,711  SH            Sole                  3,725,711
CHARLES RIV LABS INTL INC CMN   COM    159864107   4,061      155,000    SH            Sole                  155,000
CONOCOPHILLIPS CMN              COM    20825C104   3,854      74,400     SH            Sole                  74,400
LOWES COMPANIES INC CMN         COM    548661107   105,913    4,921,600  SH            Sole                  4,921,600
PATTERSON COMPANIES INC CMN     COM    703395103   4,039      215,400    SH            Sole                  215,400
SEARS HOLDINGS CORPORATION CMN  COM    812350106   1,408      36,219     SH            Sole                  36,219
WHOLE FOODS MARKET INC CMN      COM    966837106   19,385     2,053,496  SH            Sole                  2,053,496
                                                   -------
                                                   388,407